Shareholders’ equity (deficiency) (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Stock Option Activity
A summary of the Company’s option activity and related information is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2023	15,728,176	$3.83	6.23
Granted	913,672	10.93
Exercised	5,962,264	2.91
Forfeited	207,551	5.79
Outstanding at December 31, 2024	10,472,033	$4.93	6.23
Exercisable at December 31, 2024	7,788,121	$3.87	5.34

Schedule of Nonvested Restricted Stock Units Activity
A summary of the Company’s RSUs and PSUs activity is as follows:

	Number of RSUs	Weighted - average fair value
Unvested at December 31, 2023	8,160,149	$5.97
Granted	3,289,358	10.63
Vested	3,327,010	5.95
Forfeited	832,526	6.81
Unvested, at December 31, 2024	7,289,971	$7.99

Summary of Stock-Based Compensation	Share based compensation expenses related to the consolidated statements of operations recognized were comprised as follows:

	Year Ended December 31,
	2024	2023	2022
Cost of revenues	$2,227	$1,733	$1,283
Research and development	6,663	4,673	2,974
Sales and marketing	10,216	6,478	5,041
General and administrative	11,469	6,114	4,410
	$30,575	$18,998	$13,708